                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.

Address: 375 Park Ave, Suite 2709
        New York, NY 10152



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    8/10/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                               FORM 13F                               6/30/2005

REPORTING MANAGER: UBS Securities LLC


                                                           VALUATION CURRENCY: USD
    ITEM 1                       ITEM 2    ITEM 3       ITEM 4         ITEM 5             ITEM 6      ITEM 7       ITEM 8
    ------                       ------    ------       ------         ------             ------      ------       ------
Name of Issuer                    TITLE     CUSIP        FAIR        SHARES OF        INVEST. DESC.    MANA-  VOTING AUTHORITY
                                   OF      NUMBER       MARKET       PRINCIPLE            SHARED       GERS
                                  CLASS                  VALUE        AMMOUNT       SOLE SHARED  OTHER         SOLE  SHARED  OTHER
------------------              -------   --------     --------      -------        ----  ----   ----- -----   ----  ------  -----
AMEGY BANCORPORATION INC         OTC EQ   02343R102   $1,119,000       50,000    N    X                NORT    50,000
ARCH CAPITAL GROUP LTD           OTC EQ   G0450A105   $3,153,500       70,000    N    X                NORT    70,000
***AEGON NV-ORD AMERICAN R       COMMON   007924103   $1,415,700      110,000    N    X                NORT    110,000
AEGON NV                         FSTK      5927375    $6,164,309      475,613    N    X                NORT    475,613
AFFIRMATIVE INSURANCE HLDG       OTC EQ   008272106   $2,014,535      127,100    N    X                NORT    127,100
ASSURANT INC                     COMMON   04621X108   $5,054,000      140,000    N    X                NORT    140,000
ARES CAPITAL CORP                OTC EQ   04010L103   $9,620,159      539,549    N    X                NORT    539,549
AXIS CAPITAL HOLDINGS LTD        COMMON   G0692U109   $12,914,648     456,348    N    X                NORT    456,348
BANK OF AMER CORP                COMMON   060505104   $7,776,505      170,500    N    X                NORT    170,500
CALL BANK OF NY                  CALL O   0640576AF     $67,500        50,000    C    X                NORT    50,000
CITIGROUP INC                    COMMON   172967101   $12,005,931     259,700    N    X                NORT    259,700
CENTENNIAL BANK HLDG INC 1       OTC EQ   151345204   $4,279,800      407,600    N    X                NORT    407,600
CENTENNIAL BANK HOLDINGS         OTC EQ   151345105    $287,700        27,400    N    X                NORT    27,400
CONNCECTICUT BANK & TRUST        OTC EQ   207546102   $1,230,000      100,000    N    X                NORT    100,000
DIME COMMUNITY BANCSHARES        OTC EQ   253922108   $2,495,840      164,200    N    X                NORT    164,200
WTS DIME BANCORP INC NEW         OTC EQ   25429Q110     $70,700       392,775    N    X                NORT    392,775
E TRADE GROUP INC                COMMON   269246104   $4,896,500      350,000    N    X                NORT    350,000
FLUSHING FINANCIAL CORP          OTC EQ   343873105   $1,370,800       74,500    N    X                NORT    74,500
FPIC INSURANCE GROUP INC         OTC EQ   302563101   $2,748,221       93,700    N    X                NORT    93,700
GREATER BAY BANCORP              OTC EQ   391648102   $8,940,352      339,550    N    X                NORT    339,550
GFI GROUP INC                    OTC EQ   361652209   $6,408,000      180,000    N    X                NORT    180,000
GENWORTH FINANCIAL INC           COMMON   37247D106   $13,603,500     450,000    N    X                NORT    450,000
HUNTINGTON BANCSHARES INC        OTC EQ   446150104   $3,621,000      150,000    N    X                NORT    150,000
HARRINTON WEST FINANCIAL         OTC EQ   41383L104   $2,115,344      137,360    N    X                NORT    137,360
INDEPENDENCE COMMUNITY BAN       OTC EQ   453414104   $3,729,930      101,000    N    X                NORT    101,000
IRWIN FINANCIAL CORP             COMMON   464119106   $5,565,252      250,800    N    X                NORT    250,800
INVESTORS FINANCIAL SERVIC       OTC EQ   461915100   $3,782,000      100,000    N    X                NORT    100,000
INDEPENDENT BANK CORP-MASS       OTC EQ   453836108   $5,194,787      184,147    N    X                NORT    184,147
UNITED AMERICA INDEMNITY         OTC EQ   90933T109   $4,479,714      260,600    N    X                NORT    260,600
JANUS CAPITAL GROUP INC          COMMON   47102X105   $3,008,000      200,000    N    X                NORT    200,000
KANSAS CITY LIFE INSURANCE       OTC EQ   484836101   $6,735,841      140,184    N    X                NORT    140,184
KMG AMERICA CORP                 COMMON   482563103   $9,826,684      988,600    N    X                NORT    988,600
MBNA CORP                        COMMON   55262L100   $2,289,000       87,500    N    X                NORT    87,500
LEGACY BK HARRISBURG PA          OTC EQ   52463U104   $4,012,776      302,851    N    X                NORT    302,851
MERRILL LYNCH & CO INC           COMMON   590188108   $11,013,002     200,200    N    X                NORT    200,200
MONTPELIER RE HLDGS LTD          COMMON   G62185106   $6,233,425      180,261    N    X                NORT    180,261
MGIC INVESTMENT CORP-WIS         COMMON   552848103   $9,783,000      150,000    N    X                NORT    150,000
MORGAN STANLEY DEAN WITTER       COMMON   617446448   $10,494,000     200,000    N    X                NORT    200,000
MAX RE CAPITAL LTD               OTC EQ   G6052F103   $11,833,575     516,750    N    X                NORT    516,750
NCRIC GROUP INC                  OTC EQ   62886P103   $1,098,900      111,000    N    X                NORT    111,000
PMI GROUP INC                    COMMON   69344M101   $9,939,900      255,000    N    X                NORT    255,000
PROCENTURY CORPOATION            OTC EQ   74268T108   $1,220,940      119,700    N    X                NORT    119,700
PXRE GROUP LTD BERMUDA           COMMON   G73018106   $3,336,606      132,300    N    X                NORT    132,300
CHARLES SCHWAB CORP NEW          COMMON   808513105   $8,637,096      765,700    N    X                NORT    765,700
SEABRIGHT INSURANCE HLDG I       OTC EQ   811656107   $1,976,247      172,900    N    X                NORT    172,900
STIFEL FINANCIAL CORP            COMMON   860630102   $2,159,904       89,400    N    X                NORT    89,400
SOUND FEDERAL BANCORP INC        OTC EQ   83607V104   $4,037,414      249,840    N    X                NORT    249,840
SOVEREIGN BANCORP INC            COMMON   845905108   $5,131,498      229,700    N    X                NORT    229,700
CALL STPAULTRAVEL                CALL O   7928607AG    $248,500        35,000    C    X                NORT    35,000
ST PAUL TRAVELERS COMPANIE       COMMON   792860108   $8,894,250      225,000    N    X                NORT    225,000
U S BANCORP-DEL                  COMMON   902973304   $10,074,000     345,000    N    X                NORT    345,000
WESTERN ALLIANCE BANCORP         COMMON   957638109   $2,540,000      100,000    N    X                NORT    100,000
WACHOVIA CORP 2ND NEW            COMMON   929903102   $11,160,000     225,000    N    X                NORT    225,000
WESTBANK CORP                    OTC EQ   957116106    $696,112        43,023    N    X                NORT    43,023
WADDELL & REED FINANCIAL I       COMMON   930059100   $4,162,500      225,000    N    X                NORT    225,000
WELLS FARGO & CO-NEW             COMMON   949746101   $10,468,600     170,000    N    X                NORT    170,000
CALL WASH MUT INC                CALL O   9393227AH    $622,500       150,000    C    X                NORT    150,000
